NON-CURRENT ASSETS HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets held for sale
Real estate	R$ 991,486	R$ 878,814
Vehicles and similar	314,041	327,808
Machinery and equipment	776	1,108
Other	22,227	29,201
Total	R$ 1,328,530	R$ 1,236,931